SCHEDULE OF SUPPLEMENTAL CASH FLOW INFORMATION RELATED TO OPERATING LEASE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases
Operating cash flows from operating leases	$ 51,353	$ 62,679
Operating leases	$ 15,709	$ 47,280